Business Combination and Reverse Recapitalization - Number of shares of Common Stock (Details) - shares					3 Months Ended	12 Months Ended
	Mar. 27, 2025	Feb. 18, 2025	Jan. 30, 2025	Jan. 06, 2025	Mar. 31, 2025	Dec. 31, 2024	Jan. 02, 2025
Business Combination and Reverse Recapitalization
Common Stock Upon the Business Combination						18,732,670
Stock issued, shares	1,101,868	3,772,177	1,650,000	352,795	6,876,840
Common stock, shares, issued					25,609,510	14,184,397
Common stock, shares, outstanding					25,609,510	14,184,397	18,732,670